Segment Reporting (Details) (USD $)	3 Months Ended		12 Months Ended					0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended			3 Months Ended		0 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Jul. 02, 2013 NorthStar Real Estate Income Trust Inc	Mar. 31, 2014 NorthStar Real Estate Income Trust Inc	Mar. 31, 2013 NorthStar Real Estate Income Trust Inc	Dec. 31, 2013 NorthStar Real Estate Income Trust Inc	Dec. 31, 2012 NorthStar Real Estate Income Trust Inc	Dec. 31, 2011 NorthStar Real Estate Income Trust Inc	Jul. 02, 2013 NorthStar Healthcare	Jul. 02, 2013 NorthStar Real Estate Income II, Inc.	Mar. 31, 2014 Real Estate	Mar. 31, 2013 Real Estate	Dec. 31, 2013 Real Estate	Mar. 31, 2014 CRE Debt	Mar. 31, 2013 CRE Debt	Dec. 31, 2013 CRE Debt	Mar. 31, 2014 Asset Management	Mar. 31, 2013 Asset Management	Dec. 31, 2013 Asset Management	Mar. 31, 2014 CRE Securities	Mar. 31, 2013 CRE Securities	Dec. 31, 2013 CRE Securities	Mar. 31, 2013 Legacy Investments CRE Debt	Dec. 31, 2013 Legacy Investments CRE Debt	Dec. 31, 2012 Legacy Investments CRE Debt	Dec. 31, 2011 Legacy Investments CRE Debt	Mar. 31, 2014 Legacy Investments CRE Securities	Mar. 31, 2013 Legacy Investments CRE Securities	Dec. 31, 2013 Legacy Investments CRE Securities	Dec. 31, 2012 Legacy Investments CRE Securities	Dec. 31, 2011 Legacy Investments CRE Securities	Mar. 31, 2014 Corporate	Mar. 31, 2013 Corporate	Dec. 31, 2013 Corporate	Dec. 31, 2012 Corporate	Dec. 31, 2011 Corporate	Mar. 31, 2014 Net Lease Properties Segment	Mar. 31, 2013 Net Lease Properties Segment	Dec. 31, 2013 Net Lease Properties Segment	Dec. 31, 2012 Net Lease Properties Segment	Dec. 31, 2011 Net Lease Properties Segment	Mar. 31, 2014 Non Legacy Investments CRE Debt Segment	Mar. 31, 2013 Non Legacy Investments CRE Debt Segment	Dec. 31, 2013 Non Legacy Investments CRE Debt Segment	Dec. 31, 2012 Non Legacy Investments CRE Debt Segment	Dec. 31, 2011 Non Legacy Investments CRE Debt Segment	Mar. 31, 2014 Asset Management and Other Activities Segment	Mar. 31, 2013 Asset Management and Other Activities Segment	Dec. 31, 2013 Asset Management and Other Activities Segment	Dec. 31, 2012 Asset Management and Other Activities Segment	Dec. 31, 2011 Asset Management and Other Activities Segment	Mar. 31, 2014 Non Legacy Investments CRE Securities Segment	Mar. 31, 2013 Non Legacy Investments CRE Securities Segment	Dec. 31, 2013 Non Legacy Investments CRE Securities Segment	Dec. 31, 2012 Non Legacy Investments CRE Securities Segment	Dec. 31, 2011 Non Legacy Investments CRE Securities Segment	Mar. 31, 2014 Eliminations	Mar. 31, 2013 Eliminations	Dec. 31, 2013 Eliminations	Dec. 31, 2012 Eliminations	Dec. 31, 2011 Eliminations	Mar. 31, 2014 Variable Interest Entity, Primary Beneficiary	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary	Mar. 31, 2014 Variable Interest Entity, Primary Beneficiary Eliminations	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary Eliminations	Jul. 02, 2013 Maximum NorthStar Real Estate Income Trust Inc	Jul. 02, 2013 Maximum NorthStar Healthcare	Jul. 02, 2013 Maximum NorthStar Real Estate Income II, Inc.	Dec. 31, 2013 N Star CDO
Segment reporting
Net proceeds from the issuance of stock								$ 1,100,000,000						$ 1,100,000,000	$ 1,650,000,000																																																												$ 1,100,000,000	$ 1,100,000,000	$ 1,650,000,000
Net interest income on debt and securities	74,699,000	58,594,000	263,692,000		335,496,000		355,921,000									736,000	188,000		30,780,000	6,205,000					23,068,000	6,688,000		13,517,000	50,679,000	146,977,000	171,424,000	15,662,000	17,430,000	84,599,000	117,320,000	158,108,000	4,453,000	14,566,000	43,501,000	38,950,000	16,524,000			511,000	159,000	143,000			48,991,000	15,347,000	1,600,000			0	0	0			35,411,000	16,743,000	8,122,000			0	0	0
Rental and escalation income	68,425,000	37,936,000	235,492,000		112,496,000		108,549,000									68,141,000	28,013,000		0			0			0			9,761,000	32,098,000	30,296,000	18,664,000	284,000	162,000	0		0	0		0		155,000			203,134,000	82,200,000	89,730,000			260,000		0			0		0			0			0		0		0
Asset management and other fees, related parties	9,485,000	4,508,000	27,301,000		7,916,000		959,000																																																																		(739,000)	(3,100,000)
Income (loss) from operations	41,994,000	33,886,000	188,528,000		232,096,000		182,911,000									(12,653,000)	999,000		28,635,000	6,144,000		7,278,000	5,958,000		23,064,000	6,649,000		5,653,000	31,787,000	96,436,000	83,929,000	14,608,000	16,135,000	90,118,000	115,201,000	146,511,000	(18,938,000)	(7,652,000)	(30,205,000)	(30,700,000)	(52,727,000)			(17,950,000)	3,956,000	(11,264,000)			49,257,000	13,866,000	796,000			30,382,000	17,260,000	7,800,000			35,139,000	16,077,000	7,866,000	0	0
Equity in earnings (losses) of unconsolidated ventures	31,792,000	8,313,000	85,477,000		88,000		(2,738,000)		100,000	100,000	500,000	300,000	100,000			28,024,000	7,717,000		3,768,000	944,000								(348,000)	(758,000)	287,000	697,000			0	0	0			0	0	0			82,330,000	(1,936,000)	(3,387,000)			3,550,000	1,904,000	0			355,000	(167,000)	(48,000)			0	0	0			0	0	0
Income (loss) from continuing operations	(60,705,000)	69,760,000	(13,108,000)		(195,313,000)		(251,329,000)									12,234,000	12,687,000		32,014,000	5,359,000		7,278,000	5,958,000		23,430,000	6,666,000		(6,306,000)	(319,444,000)	(175,706,000)	61,811,000	(114,977,000)	53,048,000	93,916,000	(95,027,000)	(234,454,000)	(20,684,000)	(7,652,000)	(30,222,000)	(24,272,000)	(52,674,000)			75,961,000	42,927,000	(32,830,000)			55,107,000	16,915,000	(2,600,000)			30,057,000	17,093,000	7,752,000			81,517,000	22,757,000	1,666,000	0	0
Net income (loss)	(61,089,000)	69,920,000	(21,464,000)		(193,362,000)		(234,000,000)									11,850,000	12,847,000		32,014,000	5,359,000		7,278,000	5,958,000		23,430,000	6,666,000		(6,306,000)	(319,444,000)	(173,088,000)	64,360,000	(114,977,000)	53,048,000	93,916,000	(95,027,000)	(234,454,000)	(20,684,000)	(7,652,000)	(30,222,000)	(24,272,000)	(52,674,000)			67,605,000	42,260,000	(18,050,000)			55,107,000	16,915,000	(2,600,000)			30,057,000	17,093,000	7,752,000			81,517,000	22,757,000	1,666,000	0	0
Asset management services fee income	9,485,000	4,508,000	27,301,000		7,916,000		959,000																					0	0	0	0	0	0	0	0	0	0	0	0	0	0					0	0	0	0	0	0	10,224,000	7,612,000	37,700,000	22,268,000	18,273,000	0	0	0	0	0	(739,000)	(3,104,000)	(10,399,000)	(14,352,000)	(17,314,000)	1,600,000	3,100,000	14,400,000	10,400,000	14,400,000	17,300,000						11,100,000
Depreciation and amortization																26,200,000	9,000,000																											75,800,000	27,000,000	28,200,000
Gain (loss) from deconsolidation of N-Star CDOs (refer to Note 3)	3,355,000	0	(299,802,000)		0		0																						(327,083,000)					27,281,000					0										0					0					0					0
Total assets	6,173,235,000		6,316,882,000	[1]	5,479,951,000	[1]	4,994,599,000									3,272,648,000		3,335,938,000	1,346,492,000		1,211,079,000	43,122,000		37,421,000	404,826,000		401,592,000		15,169,000	2,282,847,000	2,360,466,000	621,399,000		714,458,000	1,035,862,000	1,393,231,000	484,748,000		601,225,000	374,347,000	143,938,000			3,335,938,000	1,189,193,000	887,858,000			1,211,079,000	383,998,000	71,198,000			37,421,000	34,177,000	12,239,000			401,592,000	179,527,000	125,669,000			0	0	0
ERROR in label resolution.			586,018,000																										0					0					0					586,018,000					0					0					0					0
Investments in and advances to unconsolidated ventures (refer to Note 7)	$ 140,540,000		$ 138,343,000		$ 107,028,000		$ 92,401,000																						$ 0	$ 0	$ 0			$ 0	$ 0	$ 0			$ 0	$ 0	$ 0			$ 29,601,000	$ 30,294,000	$ 20,044,000			$ 98,358,000	$ 70,585,000	$ 68,174,000			$ 10,384,000	$ 6,149,000	$ 4,183,000			$ 0	$ 0	$ 0			$ 0	$ 0	$ 0

[1]	Assets of consolidated VIEs included in total assets:Restricted cash March 2014 $9,902, December 2013 $24,411, December 2012 $320,815Operating real estate, net March 2014 $4,920, December 2013 $4,945, December 2012 $344,056Real estate debt investments, net March $43,542, December 2013 $44,299, December 2012 $1,478,503Investments in and advances to unconsolidated ventures December 2013 $0, December 2012 $59,939Real estate securities, available for sale March 2014 $559,447, December 2013 $644,015, December 2012 $1,015,972Receivables, net of allowance March 2014 $3,436, December 2013 $4,476, December 2012 $16,609Unbilled rent receivable December 2013 $0, December 2012 $2,125Deferred costs and intangible assets, net December 2013 $0, December 2012 $37,753Other assets March 2014 $1,560, December 2013 $269, December 2012 $12,689Total assets of consolidated VIEs March 2014 $621,997, December 2013 $722,415, December 2012 $3,288,461